Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Schedule of Goodwill

Balance at January 1, 2016	$1,579
Balance at December 31, 2016	$1,579
Balance at December 31, 2017	$1,579